Financial Instruments and Financial Risk Management (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Financial Risk Management [Abstract]
Fair value of convertible debentures and warrants	₪ 4,736	₪ 14,015
Unrecognized Day 1 Loss	(2,302)	(1,376)
Debentures, net	₪ 2,434	₪ 12,639